Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of impact of scenario design on expected credit losses for performing loans [Abstract]
Increase to ACL on performing loans relative to Base Scenario	$ 290